Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Asset management revenue	$ 15,602	$ 19,820	$ 66,808	$ 76,246	$ 76,621
Structuring revenue	7,638	15,945	46,831	44,525	23,273
Incentive Termination And Subordinated Disposition Revenue			52,515	0	0
Wholesaling revenue	3,787	3,280	11,664	11,096	7,691
Reimbursed costs from affiliates	18,737	17,719	64,829	60,023	47,534
Lease revenues	17,653	13,872	65,438	55,452	54,081
Other real estate income	5,992	5,283	23,556	18,083	14,698
Revenues, Total	69,409	75,919	331,641	265,425	223,898
Operating Expenses
General and administrative	(26,909)	(21,323)	(93,706)	(73,428)	(63,817)
Reimbursable costs	(18,737)	(17,719)	(64,829)	(60,023)	(47,534)
Depreciation and amortization	(6,864)	(4,680)	(26,065)	(20,100)	(18,375)
Property expenses	(2,698)	(3,049)	(13,164)	(10,382)	(6,694)
Other real estate expenses	(2,499)	(2,557)	(10,784)	(8,121)	(7,308)
Impairment charges	(3,299)	0	(3,751)	(1,140)	(3,516)
Operating Expenses, Total	(61,006)	(49,328)	(212,299)	(173,194)	(147,244)
Other Income and Expenses
Other interest income	503	675	2,001	1,268	1,713
Income from equity investments in real estate and REITs	13,986	6,216	51,228	30,992	13,425
Gain On Change In Control Of Interests			27,859	0	0
Other income and (expenses)	306	481	4,550	1,407	7,357
Interest expense	(7,345)	(4,316)	(21,920)	(15,725)	(14,462)
Other Income and Expenses, Total	7,450	3,056	63,718	17,942	8,033
Income from continuing operations before income taxes	15,853	29,647	183,060	110,173	84,687
Provision for income taxes	(1,695)	(7,567)	(37,214)	(25,815)	(22,784)
Income from continuing operations	14,158	22,080	145,846	84,358	61,903
Discontinued Operations
(Loss) income from operations of discontinued properties	117	755	2,397	4,374	7,872
Gain on deconsolidation of a subsidiary			1,008	0	0
(Loss) gain on sale of real estate	(181)	781	(3,391)	460	7,701
Impairment charges	(2,425)	0	(6,722)	(14,241)	(6,908)
(Loss) income from discontinued operations	(2,489)	1,536	(6,708)	(9,407)	8,665
Net income	11,669	23,616	139,138	74,951	70,568
Add: Net loss (income) attributable to noncontrolling interests	578	330	1,864	314	713
Less: Net loss (income) attributable to redeemable noncontrolling interest	43	(603)	(1,923)	(1,293)	(2,258)
Net income attributable to W. P. Carey members	12,290	23,343	139,079	73,972	69,023
Basic Earnings Per Share
Income from continuing operations attributable to W. P. Carey members	$ 0.36	$ 0.54	$ 3.61	$ 2.10	$ 1.52
(Loss) income from discontinued operations attributable to W. P. Carey members	$ (0.06)	$ 0.04	$ (0.17)	$ (0.24)	$ 0.22
Net income attributable to W. P. Carey members	$ 0.30	$ 0.58	$ 3.44	$ 1.86	$ 1.74
Diluted Earnings Per Share
Income from continuing operations attributable to W. P. Carey members	$ 0.36	$ 0.54	$ 3.58	$ 2.09	$ 1.52
(Loss) income from discontinued operations attributable to W. P. Carey members	$ (0.06)	$ 0.04	$ (0.16)	$ (0.23)	$ 0.22
Net income attributable to W. P. Carey members	$ 0.30	$ 0.58	$ 3.42	$ 1.86	$ 1.74
Weighted Average Shares Outstanding
Basic	40,037,496	39,738,207	39,819,475	39,514,746	39,019,709
Diluted	40,487,652	40,242,706	40,098,095	40,007,894	39,712,735
Amounts Attributable to W. P. Carey Members
Income from continuing operations, net of tax	14,779	21,807	145,787	83,379	60,358
(Loss) income from Discontinued Operations, Net of Tax	(2,489)	1,536	(6,708)	(9,407)	8,665
Net income	$ 12,290	$ 23,343	$ 139,079	$ 73,972	$ 69,023
Distribution Declared Per Share	$ 0.565	$ 0.512	$ 2.19	$ 2.03	$ 2.00